CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit (loss)	€ 5,840	€ (8,628)	€ 155
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans	119	(16)	(42)
Share of other comprehensive income (loss) on equity-accounted investments	2		(7)
Change of minor investments measured at fair value with effects to OCI	105	24	(3)
Tax effect	(77)	25	5
Other comprehensive income that will not be reclassified to profit or loss, net of tax	149	33	(47)
Items that may be reclassified to profit or loss in later periods
Currency translation differences	2,828	(3,314)	604
Change in the fair value of cash flow hedging derivatives	(1,264)	661	(679)
Share of other comprehensive income (loss) on equity-accounted investments	(34)	32	(6)
Tax effect	372	(192)	197
Other comprehensive income that will be reclassified to profit or loss, net of tax	1,902	(2,813)	116
Total other items of comprehensive income (loss)	2,051	(2,780)	69
Total comprehensive income (loss)	7,891	(11,408)	224
Attributable to Eni	7,872	(11,415)	217
Attributable to non-controlling interest	€ 19	€ 7	€ 7